LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of right-to-use assets and depreciation and impairment charges
Balances for the Company’s lease activities as of June 30, 2021 and December 31, 2020 and for the six month period ended June 30, 2021 and 2020 are summarized as follows:

	June 30, 2021	December 31, 2020
Lease liabilities	768	815
Right of-use assets:
Land, buildings and improvements	729	761
Machinery, equipment and others	243	278
Total right-of-use assets	972	1,039

	Six months ended June 30, 2021	Six months ended June 30, 2020
Depreciation and impairment charges:
Land, buildings and improvements	57	59
Machinery, equipment and others	36	52
Total depreciation and impairment charges	93	111

Other lease related expenses:
Interest expense on lease liabilities	17	34
Expenses of short-term leases	38	67
Expenses of leases of low-value assets	32	28
Expenses related to variable lease payments	48	31

Additions to right-of-use assets	58	49
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	100	118